Deferred Compensation	6 Months Ended
Sep. 30, 2013
Compensation Related Costs [Abstract]
Deferred Compensation

5.	Deferred Compensation

(a)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000 to a mining consultant. During the period ended September 30, 2013, $12,370 (2012 - $nil) was expensed as mineral exploration costs which reflects the pro-rata portion of the services provided to September 30, 2013. As of September 30, 2013, the remaining amount of $27,213 (March 31, 2013 - $39,583) was recorded as deferred compensation and will be expensed as mineral exploration costs pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the period.

(b)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000. During the period ended September 30, 2013, $4,969 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata portion of the services provided to September 30, 2013. As of September 30, 2013, the remaining amount of $10,864 (March 31, 2013 - $15,834) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on October 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the period.

(c)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000 to a director of the Company. During the period ended September 30, 2013, $75,179 (2012 - $nil) was expensed as consulting fees which reflects the pro-rata share of the services provided to September 30, 2013. As of September 30, 2013, the remaining amount of $188,196 (March 31, 2013 - $263,374) was recorded as deferred compensation and will be expensed as consulting fees pro-rata over the term of the agreement which ends on December 31, 2014. The fair value of the shares was determined based on the issuance of shares of common stock at $0.10 per share to various arm’s length parties during the period.